Ultrashort Duration Government Portfolio
ULTRASHORT DURATION GOVERNMENT PORTFOLIO
Investment Objective
The Portfolio’s investment objective is total return consistent with current income and capital preservation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Ultrashort Duration Government Portfolio. Plan Investment Fund does not charge any form of sales load, redemption fee or exchange fee for the Ultrashort Duration Government Portfolio.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses		Ultrashort Duration Government Portfolio
Management Fees		0.20%
Other Expenses		0.36%
Total Annual Portfolio Operating Expenses		0.56%
Fee Waivers and Expense Reimbursements	[1]	(0.16%)
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements		0.40%
[1]	As described under "Management of the Portfolios — Fee Waivers and Expense Reimbursement" in the Statement of Additional Information relating to this Prospectus, the Ultrashort Duration Government Portfolio's Investment Advisor and Administrator have agreed to waive certain fees otherwise payable by the Portfolio. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2015 without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2015 but it cannot be assured that Investment Advisor or the Administrator will agree to such continuance. Also as described under such caption in the Statement of Additional Information relating to this Prospectus, the Administrator (but not the Investment Advisor) is entitled to recover certain fees waived and expenses reimbursed under certain circumstances.

Example
This example is intended to help you compare the cost of investing in the Ultrashort Duration Government Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Ultrashort Duration Government Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Ultrashort Duration Government Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Ultrashort Duration Government Portfolio	41	164	298	688

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its investments). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Participation Certificates are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Ultrashort Duration Government Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 76% of the average value of the portfolio.
Principal Investment Strategies
The overall strategy of the Ultrashort Duration Government Portfolio is to invest in U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government-sponsored enterprises (“GSEs”)). Although the value of the Portfolio’s Participation Certificates will fluctuate, the Advisor will seek to manage the magnitude of fluctuation by limiting the Portfolio’s duration range from three months to 18 months with a target duration of 12 months. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Within this duration range, the Portfolio’s investment advisor, Merganser Capital Management, LLC (the “Advisor” or “Merganser”), will seek to increase the Portfolio’s current income by lengthening or shortening duration based on its interest rate outlook.

In addition to treasury securities and similar government obligations, the Portfolio invests in mortgage-backed securities issued or guaranteed by GSEs. The Portfolio uses mortgage-backed securities to increase the income provided by its investments and to extend portfolio duration. The Advisor makes decisions of which securities to buy and sell based on the relative yield and risks of available securities with comparable durations. The Advisor evaluates the investment strategy by comparing the performance and composition of the Portfolio against the performance and composition of an index composed of U.S. Treasury bills with maturities of 12 months.

Certain of the government securities in which the Portfolio invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Portfolio may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”).
Principal Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Ultrashort Duration Government Portfolio. The primary factors that may reduce the Portfolio’s returns include:

  Interest Rate Risk.    Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.

  Issuer Credit Risk.    Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Portfolio will lose money.

  Counterparty Credit Risk.    Credit risk includes the possibility that a party to a transaction involving the Portfolio will fail to meet its obligations. This could cause the Portfolio to lose the benefit of the transaction or prevent the Portfolio from selling or buying other securities to implement its investment strategy.

  Prepayment Risk.     When homeowners prepay their mortgages in response to lower interest rates, the Portfolio will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

  Call Risk.     Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

  Liquidity Risk.     The collateralized mortgage obligations (CMOs) in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Portfolio may not be able to sell a security or close out a repurchase contract when it wants to. If this happens, the Portfolio will be required to continue to hold the security or keep the position open, and the Portfolio could incur losses.

  Risks related to the Mortgage Finance and Credit Markets.     There have been a variety of recent adverse developments associated with these markets, including, without limitation, volatile market conditions for mortgages and mortgage-related assets, and the broader financial markets, as well as various government actions and programs, which present additional risks for the Portfolio.

Investments in the Ultrashort Duration Government Portfolio are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
The following bar chart and table show the annual return and performance of the Ultrashort Duration Government Portfolio, and give some indication of the risks of an investment in the Portfolio by comparing the Portfolio’s performance with a broad measure of market performance. The bar chart shows the performance of this Portfolio for the first full year. The bar chart and table assume reinvestment of dividends and distributions. The past performance of the Ultrashort Duration Government Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com, or by calling 800-621-9215.
Ultrashort Duration Government Portfolio Annual Total Return for year ended December 31, 2013 Annual Return

During the year shown in the bar chart, the highest quarterly return for the Ultrashort Duration Government Portfolio was 0.12% (for the quarter ended December 31, 2013) and the lowest quarterly return was -0.24% (for the quarter ending June 30, 2013)
Average Annual Total Returns (for the periods ended December 31, 2013):
Average Annual Total Returns	1 Year	Life of Fund
Ultrashort Duration Government Portfolio	(0.08%)	0.42%
Ultrashort Duration Government Portfolio Return After Taxes on Distributions	(0.17%)	0.24%
Ultrashort Duration Government Portfolio Return After Taxes on Distributions and Sale of Fund Shares	(0.04%)	0.25%
Ultrashort Duration Government Portfolio Bank of America Merrill Lynch 1-Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	0.28%	0.27%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.